Concentration and Risks (Tables)	12 Months Ended
Jun. 30, 2023
Concentration and Risks [Abstract]
Schedule of Net Accounts Receivable	There were no customers accounted for more than 10% of the Group’s total revenues for the years ended June 30, 2021, 2022 and 2023 respectively. There was one customer individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2022 and 2023, respectively.
	As of June 30,
	2022	2023
Accounts receivables, net
Customer A*	92.2%	70.4%
*	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB23,202 and RMB29,116 as of June 30, 2022 and 2023, respectively, which were recorded in “amounts due from related parties”, and represents 92.2% and 70.4% of all accounts receivables from third parties and related parties as of June 30, 2022 and 2023, respectively.